JPMORGAN TRUST II

277 PARK AVENUE

NEW YORK, NEW YORK 10172

November 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan Core Plus Bond Fund (the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated July 1, 2020, as supplemented November 19, 2020. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated November 19, 2020 for the Fund.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase